Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Schedule of personnel expenses

	12/31/2024	12/31/2023	12/31/2022
Salaries	(461,421)	(415,817)	(411,460)
Benefits	(325,601)	(251,583)	(201,093)
Social security charges	(141,958)	(115,263)	(119,746)
Others	(8,781)	(8,076)	(1,306)
Total	(937,761)	(790,739)	(733,605)